Loan Receivable (Details) - USD ($)		12 Months Ended
	Jan. 24, 2025	Oct. 31, 2025	Oct. 31, 2024
Receivables [Abstract]
Principal amount	$ 350,000
Loan contractual term		2 years
Maturity date		Jan. 24, 2027
Bears interest at a fixed annual rate (as of percent)		4.00%
Interest income		$ 10,500	$ 0